EQUITY (Details)	Jan. 15, 2021 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Oct. 16, 2019 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 shares	Feb. 07, 2019 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00166667	$ 0.00166667
Ordinary shares, shares authorized				100,000,000	100,000,000
Ordinary shares, shares issued				35,750,000	35,750,000
Ordinary shares, shares outstanding				30,000,000	30,000,000
Share issue price | $ / shares		$ 5.00
Warrant term		5 years
Exercise price | $ / shares		$ 5.50
Percentage of warrants exercise Price based on IPO issue price		110.00%
Warrants outstanding				300,000
Statutory Reserve. | $				$ 2,857,121	$ 2,200,786
IPO
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares		$ 0.00166667
Number of units issued		5,000,000
Proceeds from issuance of IPO | $	$ 25,728,401.50
Share issue price | $ / shares		$ 5.00
Number of warrants issued		300,000
Percentage of Number of Ordinary Shares Sold In IPO		6.00%
Over-allotment option
Class of Stock [Line Items]
Number of units issued	750,000
Share issue price | $ / shares	$ 5
Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.001				$ 0.001
Ordinary shares, shares authorized			50,000,000				50,000,000
Ordinary shares, shares issued			30,000,000				50,000,000
Stock split ratio			1.66667
Ordinary shares, shares outstanding			30,000,000	35,750,000	30,000,000	30,000,000
Ordinary Shares | Maximum
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00166667
Ordinary shares, shares authorized			100,000,000
Ordinary shares, shares issued			30,000,000
Ordinary shares, shares outstanding			30,000,000